May 13, 1996



Dear Stockholder:

     You are cordially invited to attend the Annual Meeting of Stockholders of VIMRx Pharmaceuticals Inc., which will be held at The Hotel
Intercontinental, 111 East 48th Street in New York City on June 20, 1996. The meeting will begin promptly at 9:30 a.m. local time.

     The accompanying Proxy Statement, which you are urged to read carefully, provides important information regarding matters that will be considered and voted upon at the Annual Meeting. In addition to electing directors of the Company and ratifying the reappointment of the independent auditors, stockholders will consider and vote upon (i) approving an amendment to Article FOURTH of the Company's Amended and Restated Certificate of Incorporation (the "Charter Amendment"), doubling the authorized number of shares of VIMRx's Common Stock, $.001 par value, from 60 million shares to 120 million shares, (ii) approving an amendment to VIMRx's 1990 Incentive and Non-Incentive Stock Option Plan (the "Plan Amendment") to increase the number of shares reserved for issuance thereunder from 1,200,000 to 2,400,000 shares, and (iii) approving the 1996 Non-Employee Director Restricted Stock Award Plan (the "1996 Director
Plan") providing for the granting of 900,000 restricted shares of Common
Stock.

     If adopted, the Charter Amendment will enable the Company to comply with the terms of a recently completed bridge financing arrangement and consummate a private placement of its equity securities, and would authorize additional capital stock which would permit the Company to consummate additional financings, if required, and other corporate purposes, which are described more fully in the Proxy Statement. The Company believes that the funds from such private placement will strengthen its financial condition and bolster ongoing business operations, including its research and development efforts.

     The Plan Amendment and the 1996 Director Plan will assist the Company in attracting to its service persons of outstanding ability.

     You are requested to complete, date and sign the enclosed proxy card and promptly return it in the enclosed envelope, whether or not you plan to attend the Annual Meeting. If you do attend the Annual Meeting, you may vote in person even if you have submitted a proxy card. Due to space limitations, attendance at the Annual Meeting will be limited to stockholders of record, their proxies, beneficial owners of Common Stock who have presented to the Company satisfactory evidence of such ownership and brokers. Proper business attire is required.

     On behalf of the Board of Directors, I look forward to seeing you on June 20th.

                              Sincerely,



                              Donald G. Drapkin
                              Chairman
                    VIMRx
PHARMACEUTICALS INC.
                       1200 High Ridge Road
                    Stamford, Connecticut 06905
                          (203) 329-0811

             NOTICE OF ANNUAL MEETING OF STOCKHOLDERS
                    To Be Held on June 20, 1996

To the Stockholders of
   VIMRx PHARMACEUTICALS INC.

          NOTICE IS HEREBY GIVEN that the Annual Meeting of
Stockholders ("Annual Meeting") of VIMRx Pharmaceuticals Inc. (the "Company") will be held at The Hotel Intercontinental, 111 East 48th Street, New York, New York, on Thursday, June 20, 1996 at 9:30 a.m., local time, to consider and act upon the following proposals:

          1.   To elect a Board of eight directors.

          2. To approve an amendment to Article FOURTH of the Company's Amended and Restated Certificate of Incorporation, as amended, to increase the authorized number of shares of Common Stock, par value $.001 per share (the "Common Stock"), from 60,000,000 shares to 120,000,000 shares.

          3. To approve an amendment to the Company's 1990 Incentive and Non-Incentive Stock Option Plan to increase the number of shares of Common Stock reserved for issuance thereunder from 1,200,000 to 2,400,000 shares.

          4.   To approve the 1996 Non-Employee Director
               Restricted Stock Award Plan, providing for the granting of 900,000 shares of Common Stock for issuance thereunder.

          5.   To ratify the reappointment of Richard A. Eisner &
               Company, LLP as independent auditors of the Company for the year ending December 31, 1996.

          6. To transact such other business as may properly come before the Annual Meeting or any adjournment or postponement thereof.

          A proxy statement describing the matters to be considered at the Annual Meeting is attached to this notice. Only holders of record of the Company's Common Stock at the close of business on May 3, 1996, the Record Date for the Annual Meeting, are entitled to notice of and to vote at the Annual Meeting. Due to space limitations, attendance at the Annual Meeting will be limited to stockholders of record, their proxies, beneficial owners who have presented evidence of such ownership satisfactory to the Company, and brokers. Proper business attire is required.

                              By Order of the Board of
Directors,

                              Lowell S. Lifschultz
                              Secretary
Stamford, Connecticut
May 13, 1996

          STOCKHOLDERS WHO DO NOT EXPECT TO ATTEND THE
                         ANNUAL MEETING
         ARE REQUESTED TO DATE, SIGN AND PROMPTLY RETURN
                          THE ENCLOSED
         PROXY IN THE ENCLOSED POSTAGE-PREPAID ENVELOPE.

VIMRx Pharmaceuticals Inc.
                      1200 High Ridge Road
                   Stamford, Connecticut 06905
                         (203) 329-0811


                         PROXY STATEMENT


                 Annual Meeting of Stockholders
                   To Be Held On June 20, 1996


                          INTRODUCTION

General

     This Proxy Statement is being furnished to holders of Common Stock, par value $.001 per share (the "Common Stock"), of VIMRx Pharmaceuticals
Inc., a Delaware corporation (the "Company"), in connection with the solicitation of proxies by the Board of Directors of the Company for use at its Annual Meeting of Stockholders to be held on Thursday, June 20, 1996, at
The Hotel Intercontinental, 111 East 48th Street, New York, New York, at
9:30 a.m., local time, and any and all adjournments or postponements thereof (the "Meeting"). The Meeting supersedes the Annual Meeting of Stockholders scheduled for March 13, 1996, and this Proxy Statement supersedes the Proxy Statement dated February 12, 1996 mailed in connection with the Annual
Meeting of Stockholders scheduled for March 13, 1996, The cost of the solicitation will be borne by the Company. The Company has retained D.F.
King & Co., Inc. at an estimated cost of $5,000 plus reimbursement of expenses, to assist in its solicitation. This Proxy Statement is being first mailed to holders of the Common Stock on or about May 13, 1996.

Matters to be Considered at the Meeting

     At the Meeting, the stockholders will be asked to consider and vote upon the following proposals:

     1.   To elect a Board of eight directors;

     2. To approve an amendment to Article FOURTH of the Company's Amended and Restated Certificate of
          Incorporation, as amended (the "Charter Amendment"), to increase the authorized number of shares of Common Stock